RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

	2019	2018
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	73,607	72
Others
Fundação Gerdau	21,838	27,867
	95,445	27,939
Liabilities
Joint venture
Diaco S.A.	—	(1,350)
	—	(1,350)

	2019	2018	2017
Net financial income	4,767	545	95

b) Operations with related parties

During the years ended December 31, 2019, 2018 and 2017, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 1,572,618 as of December 31, 2019 (R$ 1,382,584 and R$ 630,190 as of December 31, 2018 and 2017, respectively) and purchases in the amount of R$ 198,636 as of December 31, 2019 (R$ 129,513 and R$ 121,618 as of December 31, 2018 and 2017, respectively). The net amount totals R$ 1,373,982 as of December 31, 2019 (R$ 1,253,071 and R$ 508,572 as of December 31, 2018 and 2017, respectively).

During the years ended December 31, 2019, 2018 and 2017, the Company and its subsidiaries made transactions with controlling shareholders, directly or indirectly, mainly of guarantees provided by the controlling in guarantees of debentures, on which the Company pays a fee of 0.95 % p.a. on the amount guaranteed. The effect of these transactions was an expense of R$ 68 (R$ 194 and R$ 689 as of December 31, 2018 and 2017, respectively). Additionally, the Company recorded income of R$ 554 (R$ 445 and R$ 801 as of December 31, 2018 and 2017, respectively), derived from rental agreement.

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2019	2018	2017
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	—	—	128,019
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,750,249	Oct/22 - Oct/24	1,784,868	1,933,929	1,797,856
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	37,285	41,571	6,550
Gerdau Metaldom S.A. and Gerdau Corsa S.A.P.I de C.V.;	Joint-venture	Financing Agreements	274,560	Feb/20	241,842	198,619	178,200

c) Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

The cost of the key management salaries, variable compensation and benefits was R$ 32,359 during 2019 (R$ 50,310 in 2018). In 2019, contributions to management’s defined contribution pension plans totaled R$ 1,687 (R$ 1,595 in 2018).

At the end of the year, Restricted and Performance Shares with the key management were:

	2019	2018
Available at beginning of the year	6,375,547	5,945,310
Granted	1,083,116	1,255,286
Exercised	(627,076)	(511,333)
Cancelled	(38,553)	—
Others	(75,163)	(313,716)
Available at the end of the year	6,717,871	6,375,547

Additional information on the long-term incentive plan are presented in Note 27.

The cost of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 26,631 during 2019 (R$ 23,189 and R$ 10,451 during 2018 and 2017, respectively).